May 4, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MML SERIES INVESTMENT FUND

(1933 Act File No. 2-39334;1940 Act File No. 811-02224)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A which was filed electronically on April 28, 2005.

Please address any comments or questions to the undersigned at (413) 744-7218.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel

Massachusetts Mutual Life Insurance Company